Other receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Payment solutions receivables	€ 29,781	€ 20,760
VAT receivables	16,798	11,017
Advances and deposits	10,090	7,861
Other current receivables	4,558	4,322
Government grants	1,401	1,290
Withholding taxes	0	1,980
Derivative financial instruments	0	1,684
Other receivables	€ 62,628	€ 48,914